Operating Segment Information - Summary of Reconciliation of Consolidated Net Income to Consolidated Adjusted EBITDA (Detail) - PHP (₱) ₱ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Abstract]
NET INCOME		₱ 18,973	₱ 13,466	₱ 20,162
Add (deduct) adjustments:
Depreciation and amortization (Note 9)		47,240	51,915	34,455
Financing costs		7,067	7,370	7,354
PROVISION FOR INCOME TAX (Note 7)		3,842	1,103	1,909
Noncurrent asset impairment		2,122	3,913	1,074
Amortization of intangible assets (Notes 5 and 14)		892	835	929
Foreign exchange losses – net (Notes 5 and 9)		771	411	2,785
Impairment of investments (Notes 10 and 11)	₱ 439	172	2,562	5,515
Equity share in net losses (earnings) of associates and joint ventures (Notes 5 and 10)		87	(2,906)	(1,181)
Gains on derivative financial instruments – net (Notes 5 and 27)		(1,086)	(533)	(996)
Interest income		(1,943)	(1,412)	(1,046)
Other income – net		(14,110)	(10,550)	(9,799)
Total adjustments		45,054	52,708	40,999
Consolidated Adjusted EBITDA		₱ 64,027	₱ 66,174	₱ 61,161